Income Taxes	12 Months Ended
Dec. 31, 2018
Major components of tax expense (income) [abstract]
Income Taxes

NOTE 19 – Income Taxes

The reconciliation of the combined Canadian federal and provincial income tax rate to the income tax recovery presented in the accompanying statements of comprehensive loss is provided below:

	Years ended December 31,
	2018	2017
	$	$

Loss before income taxes	(10,238,910)	(11,426,786)

Expected income tax recovery at statutory tax rates	(2,765,000)	(2,971,000)
Impact of different statutory tax rates on earnings of subsidiaries	258,000	(1,169,000)
Change in statutory, foreign tax rates and other	(110,000)	5,968,000
Foreign exchange	(3,063,000)	2,390,000
Non-deductible expenditures	666,000	4,147,000
Share issuance costs	(834,000)	-
Adjustment in prior years provision statutory tax returns and expiry of non-
capital losses	591,000	56,000
Change in unrecognized deductible temporary differences and others	5,257,000	(8,421,000)
Total	-	-

Significant components of deferred tax assets that have not been recognized are as follows:

	As of December 31,
	2018	2017
	$	$
Share issuance costs	1,167,000	900,000
Non-capital losses	12,987,000	9,489,000
Provision for site reclamation	211,000	-
Allowable capital losses	43,000	-
Property and equipment	95,000	103,000
Exploration and evaluation assets	6,035,000	4,787,000
Total	20,538,000	15,279,000

Significant components of unrecognized deductible temporary differences and unused tax losses that have not been recognized on the statements of financial position are as follows:

	As of December 31,
	2018	Expiry dates	2017	Expiry dates
	$		$
Share issuance costs	4,321,000	2019 to 2022	3,335,000	2018 to 2020
Non-capital losses	54,963,000	2027 to 2038	40,845,000	2027 to 2037
Provision for site reclamation	1,004,000	No Expiry	-	No Expiry
Capital losses	159,000	No Expiry	-	No Expiry
Property and equipment	332,000	No Expiry	385,000	No Expiry
Exploration and evaluation assets	27,259,000	No Expiry	21,480,000	No Expiry

Tax attributes are subject to review, and potential adjustment, by tax authorities.